Related Parties - Summary of Compensation for Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and benefits	$ 6,757	$ 6,467
Post-employment benefits	1,639	2,061
Share-based compensation (recovery) expense	2,710	(1,914)
Key management personnel compensation	$ 11,106	$ 6,614